Summary of Significant Accounting Policies Basis of Presentaion - Additional Information (Detail) - USD ($)		3 Months Ended		5 Months Ended	12 Months Ended
	Oct. 05, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Accounting Policies [Line Items]
Unrecognized tax benefits		$ 0		$ 0	$ 0
Accrued interest and penalties on unrecognized tax benefits		0		0	0
Income tax expense benefit		0			0
Cash insured with federal deposit insurance corporation		250,000			250,000
Change in Redemption Value of Shares Subject to Redemption value		$ 0		0	$ 0
Term Of Restricted Investments		185 days			185 days
US Treasury Securities [Member]
Accounting Policies [Line Items]
Term Of Restricted Investments		185 days			185 days
US Treasury Securities [Member] | Maximum [Member]
Accounting Policies [Line Items]
Held to maturity securities, maturity period		185 days			185 days
Common Class A [Member]
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs		$ 20,292,642		$ 20,292,642	$ 20,292,642
Temporary equity shares outstanding		40,000,000		40,000,000	40,000,000
Weighted Average Number Diluted Shares Outstanding Adjustment		0	0	0	0
Common Class A [Member] | Warrant [Member]
Accounting Policies [Line Items]
Exercisable to purchase aggregate shares		30,500,000			30,500,000
Class A Ordinary Shares Subject To Possible Redemption [Member]
Accounting Policies [Line Items]
Temporary equity shares outstanding		40,000,000		40,000,000	40,000,000
IPO [Member] | Common Class A [Member]
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs	$ 21,292,016	$ 20,292,642			$ 21,292,016
Offering costs		$ 21,292,016			$ 20,292,642
Offering costs expensed	$ 999,374